S-K 1602, SPAC Registered Offerings	Mar. 26, 2026
SPAC Offering Dilution [Line Items]
SPAC, Material Potential Source of Future Dilution of Shares not Tendered [Text Block]

The following table presents all possible sources and the extent of dilution that shareholders who elect not to redeem their shares may experience in connection with the Business Combination, including sources not included in the tables above with respect to the determination of net tangible book value per share.

	Voting Interests in PubCo(1)
	No Redemptions		25% Redemptions		50% Redemptions		75% Redemptions		Maximum Redemptions
	Scenario(2)		Scenario(3)		Scenario(4)		Scenario(5)		Scenario(6)
	Shares	%	Shares	%	Shares	%	Shares	%	Shares	%
CGC Public Shareholders	27,600,000	8.5%	20,700,000	6.5%	13,800,000	4.4%	6,900,000	2.4%	—	0.0%
Sponsor and DirectorCo	5,900,000	1.8%	5,900,000	1.9%	5,900,000	1.9%	5,900,000	1.9%	5,900,000	2.0%
Factorial Shareholders (excluding Factorial Founders) - PubCo Series A Common Stock (7)	100,536,155	31.1%	100,536,155	31.8%	100,536,155	32.4%	100,536,155	33.2%	100,536,155	34.0%
Factorial Founder Shareholders - PubCo Series B Common Stock (8)	15,776,088	48.8%	15,776,088	49.9%	15,776,088	51.0%	15,776,088	52.1%	15,776,088	53.3%
PIPE Institutional Investor	8,250,000	2.6%	8,250,000	2.6%	8,250,000	2.7%	8,250,000	2.7%	8,250,000	2.8%
PIPE Sponsor Investor	2,677,184	0.8%	2,677,184	0.8%	2,677,184	0.9%	2,677,184	0.9%	2,677,184	0.9%
Public Warrants	13,800,000	4.3%	13,800,000	4.4%	13,800,000	4.5%	13,800,000	4.6%	13,800,000	4.7%
Private Warrants	6,800,000	2.1%	6,800,000	2.1%	6,800,000	2.2%	6,800,000	2.2%	6,800,000	2.3%
Pro forma total shares of the PubCo Common Stock outstanding at Closing	181,339,427	100.0%	174,439,427	100.0%	167,539,427	100.0%	160,639,427	100.0%	153,739,427	100.0%
(1)	This table reflects possible sources of dilution including:
a.	20,600,000 shares of PubCo Series A Common Stock from the assumed exercise of 13,800,000 CGC Public Warrants and 6,800,000 CGC Private Warrants
b.	25,723,433 shares of PubCo Series A Common Stock that will be issuable upon the assumed exercise or settlement of the Factorial Options and Factorial RSUs
(2)	Assumes that no CGC Public Shareholders exercise redemption rights with respect to their CGC Class A Ordinary Shares for a pro rata share of the funds in the Trust Account.
(3)	Assumes that 25% of Public Shares subject to redemption, or 6,900,000 Public Shares, will be redeemed by CGC Public Shareholders for an aggregate payment of approximately $71.1 million based on an estimated redemption price of $10.30 per share.
(4)	Assumes that 50% of Public Shares subject to redemption, or 13,800,000 Public Shares, will be redeemed by CGC Public Shareholders for an aggregate payment of approximately $142.1 million based on an estimated redemption price of $10.30 per share.
(5)	Assumes that 75% of Public Shares subject to redemption, or 20,700,000 Public Shares, will be redeemed by CGC Public Shareholders for an aggregate payment of approximately $213.2 million based on an estimated redemption price of $10.30 per share.